CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 227,595,969	$ 173,653,795	$ 180,586,151
Cost of revenues (including impairment on intangible assets of $nil, $250,553 and $nil for 2012, 2013 and 2014, respectively)	(129,279,063)	(96,399,886)	(103,130,272)
Gross profit	98,316,906	77,253,909	77,455,879
Operating expenses
Product development (including share-based compensation expense of $468,232, $305,385 and $545,060 for 2012, 2013 and 2014, respectively)	(25,107,372)	(26,401,720)	(18,382,383)
Selling and marketing (including share-based compensation expense of $227,804, $111,198 and $nil for 2012, 2013 and 2014, respectively)	(42,522,684)	(26,674,024)	(24,586,039)
General and administrative (including share-based compensation expense of $3,768,461, $1,157,146 and $1,002,720 for 2012, 2013 and 2014, respectively)	(12,564,600)	(8,976,176)	(11,629,273)
Impairment loss on intangible assets	(1,323,260)	(1,562,386)
Total operating expenses	(81,517,916)	(63,614,306)	(54,597,695)
Government subsidies	1,138,909	2,176,449	301,359
Income from operations	17,937,899	15,816,052	23,159,543
Interest income	8,864,742	6,763,938	5,231,308
Interest income from loans to third party			453,602
Interest expense	(895,056)	(693,282)	(262,758)
Impairment loss on cost method investment	(1,999,999)	(2,000,000)
Exchange gain (loss)	(271,666)	1,487,343	387,642
Investment income			261,473
Net Income before income taxes	23,635,920	21,374,051	29,230,810
Income taxes expense	(1,047,999)	(712,402)	(3,490,842)
Net income	22,587,921	20,661,649	25,739,968
Net income per share, basic	$ 0.01	$ 0.01	$ 0.02
Net income per share, diluted	$ 0.01	$ 0.01	$ 0.01
Weighted average shares used in calculating basic net income per share	1,828,191,540	1,714,924,612	1,661,864,846
Weighted average shares used in calculating diluted net income per share	1,875,520,094	1,751,621,340	1,721,622,756
Net income	22,587,921	20,661,649	25,739,968
Foreign currency translation adjustments	(1,665,311)	8,944,839	431,986
Unrealized gain on available-for-sale securities	3,633,437
Other comprehensive income	1,968,126	8,944,839	431,986
Comprehensive income	$ 24,556,047	$ 29,606,488	$ 26,171,954